U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name  and  address of issuer:   Prudential
          Short-Term Corporate Bond Fund,  Inc.  100
          Mulberry  Street,  Gateway  Center  Three,
          Newark, New Jersey 07102-4077.

     2.    Name of each series or class of funds for
     which  this Form     is filed (If the  Form  is
     being  filed for all series and     classes  of
     securities of the issuer, check the box but do not list series or classes):

     [X]

     3.   Investment  Company Act File Number:  811-
          5594.
          Securities Act File Number: 33-22363.

     4(a).Last day of fiscal year for which this Form is filed: December 31, 2000.

       (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
          A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the
     issuer will be      filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to            section            24(f):
$27,539,760

        (ii) Aggregate price of securities redeemed
             or  repurchased during the fiscal year:
$49,009,106


       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year  ending  no earlier  than  October
11,
             1995 that were not previously used to
             reduce  registration  fees  payable  to
the
             Commission.
$145,346,800

        (iv)Total available redemption credits
               [add   Items   5(ii)   and   5(iii)].
$194,355,906

         (v)Net sales - If Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
                     from         Item        5(i)].
$    -
        (vi)      Redemption credits available for use
             in future years.
             -if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item  (5(i)]
$(166,816,146)

       (vii)     Multiplier for determining registration
                 fee    (See    instruction    C.9):
x   .000250

      (viii)    Registration fee due [multiply Item 5(v)
             by Item 5(vii)] enter "0" if no fee is
                                                due.
=$    0

          6.   Prepaid Shares

            If   the  response  to  Item  5(i)   was
determined   by   deducting         an   amount   of
securities that were registered under the            Securities Act of
1933 pursuant to rule 24e-2 as in            effect before October 11,
1997, then report the amount of         securities (number of shares or
other units) deducted              here:0. If there is a number of shares
or other                 units that were registered pursuant to rule 24e-
2            remaining unsold at the end of the fiscal year for
which this form is filed that are available for                  use by
the issuer in future fiscal years, then state that          number
here:0.

     7.   Interest due - if this Form is being filed
        more than 90 days after the end of the of
         the  issuer's fiscal year (See  Instruction
     D):+$   0
     8.   Total amount of the registration fee due
          plus any interest due [line 5(viii)plus
                           line                  7]:
     =$                                            0

9. Date the registration fee and any interest payment was
    sent to the Commission's lockbox depository:

    Method of Delivery:

              [ ] Wire Transfer
              [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the following
persons on           behalf of the issuer and in
the capacities and on the dates          indicated.

By (Signature and Title)/s/ Deborah A. Docs

                    Secretary

Date  March 13, 2001




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